UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: December 31, 2003

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	One International Place
		23 rd Floor
		Boston, MA 02110

13F File Number:	028-07376

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Martin Dyer
Title:	Director of Compliance
Phone:	617-330-8825
Signature, Place, and date of signing:

	Martin Dyer	Boston, MA	 February 6, 2004

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	19

Form 13F Information Table Value Total:	$349,882,000.00


List of Other Included Managers:		0

	No.	13F File Number	Name

             FORM 13F INFORMATION TABLE
	TITLE		VALUE	SHARES /	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGER	SOLE	SHARED	NONE
"-----------------------------	"---------------	"-------------	"-----------	"------------	"------	"-------
BANCO ITAU ADR	SP ADR 500 PFD	059602201	29391	602646	SH		SOLE		479322	0	123324
BERKSHIRE HATHAWAY	 CL A	084670108	3959	47	SH		SOLE		47	0	0
CARNIVAL CORP.	PAIRED CTF	143658300	3218	81000	SH		SOLE		81000	0	0
CEMEX	SP ADR 5 ORD	151290889	70886	2705581	SH		SOLE		2150660	0	554921
CONSOL ENERGY	COM	20854P109	3885	150000	SH		SOLE		150000	0	0
DIAMOND OFFSHORE	COM	25271C102	3876	189000	SH		SOLE		189000	0	0
GRUPO TV	SP ADR REP ORD	40049J206	23981	601642	SH		SOLE		478069	0	123573
IMC GLOBAL	COM	449669100	4120	415000	SH		SOLE		415000	0	0
INCO LTD	COM  	453258402	2677	67236	SH		SOLE		40826	0	26410
KOOKMIN BK 	SP ADR	50049M109	76194	2013584	SH		SOLE		1626971	0	386613
MASSEY ENERGY	COM	576206106	4160	200000	SH		SOLE		200000	0	0
NAVISTAR INT'L	COM	63934E 108	3352	70000	SH		SOLE		70000	0	0
NOKIA CORP	SP ADR	654902204	6273	369015	SH		SOLE		333485	0	35530
PETROBRAS ADR	SP ADR	71654V408	51486	1760808	SH		SOLE		1398909	0	361899
PLACER DOME INC	COM	725906101	1313	73361	SH		SOLE		44490	0	28871
SK TELECOM LTD	SP ADR	78440P108	35505	1903804	SH		SOLE		1544000	0	359804
TAIWAN SEMI 	SP ADR	874039100	15197	1484134	SH		SOLE		1484134	0	0
TIDEWATER INC	COM	886423102	3705	124000	SH		SOLE		124000	0	0
TYCO INT'L 	COM	902124106	6704	253000	SH		SOLE		253000	0	0